Financial Assets (Non-Current and Current)	12 Months Ended
Dec. 31, 2018
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Financial Assets (Non-Current and Current)

NOTE 9—FINANCIAL ASSETS (NON-CURRENT AND CURRENT)

Financial assets (non-current and current) were broken down as follows:

		As of December 31,
		2018	2017
		(millions of euros)
Non-current financial assets
Securities, financial receivables and other non-current financial assets:
Securities other than investments		—	—
Receivables from employees		43	47
Financial receivables for lease contracts		54	69
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,490	1,495
Non-hedging derivatives		7	7
Other financial receivables		—	150

Total non-current financial assets	(A)	1,594	1,768

Current financial assets
Securities other than investments
Held for trading		—	—
Held to maturity		—	—
Available for sale		—	993
Measured at amortized cost (AC)		—	—
Measured at fair value through other comprehensive income (FVTOCI)		945	—
Measured at fair value through profit or loss (FVPTL)		181	—

		1,126	993
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)		—	100
Receivables from employees		14	16
Financial receivables for lease contracts		70	45
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		242	260
Non-hedging derivatives		12	15
Other short-term financial receivables		2	1

		340	437
Cash and cash equivalents		1,917	3,575

Total current financial assets	(B)	3,383	5,005

Financial assets relating to Discontinued operations/Non-current assets held for sale	(C)	—	—

Total non-current and current financial assets	(A+B+C)	4,977	6,773

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

Financial receivables for lease contracts refer to:

•	Teleleasing lease contracts entered into directly with customers in previous years and for which TIM is the guarantor;

•	the portion of rental contracts, with the rendering of accessory services;

•	finance leases on user rights and equipment.

Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature mainly refer to the mark-to-market spot valuation component of the hedging derivatives, whereas hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature also include accrued income on derivative contracts.

The Non-hedging derivatives consist of the mark-to-market component of the non-hedging derivatives of the Brazil Business Unit.

Further details are provided in the Note “Derivatives”.

Securities other than investments included in current financial assets relate to:

•

945 million euros of listed securities, of which 558 million euros of Italian treasury bonds purchased by TIM S.p.A. (252 million euros), Telecom Italia Finance S.A. (296 million euros) and INWIT S.p.A. (10 million euros), as well as 387 million euros of bonds purchased by Telecom Italia Finance S.A. with different maturities, all with an active market and consequently readily convertible into cash. Under IFRS 9, such securities are classified as financial assets measured at fair value through other comprehensive income (FVTOCI). The purchases of the above government bonds, which, pursuant to Consob Communication no. DEM/11070007 of August 5, 2011, represent investments in “Sovereign debt securities”, have been made in accordance with the Guidelines for the “Management and control of financial risk” adopted by the TIM Group since August 2012, in replacement of the previous policies in force;

•	181 million euros of investments in monetary funds by the Brazil Business Unit, which, under IFRS 9, are classified as financial assets measured at fair value through profit or loss (FVTPL).

Further details are provided in the Note “Accounting standards”.

Cash and cash equivalents fell by 1,658 million euros compared to December 31, 2017. The figure breaks down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Liquid assets with banks, financial institutions and post offices	1,694	2,828
Checks, cash and other receivables and deposits for cash flexibility	1	2
Securities other than investments (due within 3 months)	222	745

Total	1,917	3,575

The different technical forms of investing available cash at December 31, 2018 had the following characteristics:

•	maturities: all deposits have a maximum maturity date of three months;

•

counterparty risk: deposits have been made with leading high-credit-quality banks and financial institutions with a rating of at least BBB- according to Standard & Poor’s with regard to Europe, and with leading local counterparts with regard to investments in South America;

•	Country risk: deposits have been made mainly in major European financial markets.

Securities other than investments (due within 3 months) included 221 million euros (744 million euros at December 31, 2017) of Brazilian bank certificates of deposit (Certificado de Depósito Bancário) held by the Brazil Business Unit with premier local banking and financial institutions.